Leases - Schedule of Lease Cost Components (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)
Finance Lease Cost:
Amortization of right of use asset		$ 1.7
Interest on lease liabilities		0.5
Operating lease cost		20.5
Short-term lease cost		3.1
Variable lease cost		0.8
Sublease income		0.0
Total lease cost		26.6
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases		0.5
Operating cash flows from operating leases		20.8
Financing cash flows from finance leases		2.4
Right of use assets obtained in exchange for new finance lease liabilities		14.1
Right of use assets obtained in exchange for new operating lease liabilities		$ 35.9
Weighted average remaining lease term - finance leases	4 years	4 years
Weighted average remaining lease term - operating leases	6 years	6 years
Weighted average discount rate - finance leases	5.30%	5.30%
Weighted average discount rate - operating leases	7.00%	7.00%
Operating lease liability, lease renewal reasonably certain	$ 77.7	$ 77.7
Renewal Option Determined As Reasonably Certain
Cash paid for amounts included in the measurement of lease liabilities
Right of use assets obtained in exchange for new operating lease liabilities	10.2
Operating lease liability, lease renewal reasonably certain	$ 10.2	$ 10.2